30. Commitments	12 Months Ended
Dec. 31, 2017
Commitments
Commitments

The Company has agreements to manage and maintain its activities, as well as agreements to build new projects aiming at achieving the objectives proposed in its target plan. Below, the main committed amounts as of December 31, 2017:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,459,864	1,151,641	381,119	1,216,835	4,209,459
Contractual obligations – Investments	1,779,320	2,121,493	1,031,762	5,970,069	10,902,644
Total	3,239,184	3,273,134	1,412,881	7,186,904	15,112,103

The main commitment refers to São Lourenço PPP. See Note 14 (g).